Property and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvements not placed into service	€ 39	€ 7
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges for lease right-of-use assets	€ 3	€ 18	€ 49